Related Party Transactions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011	Dec. 31, 2006 Advisors
Related Party Transaction [Line Items]
Total amount payable Management Put Options	$ 1,160	$ 1,181	$ 1,270
Management Advisory Strategic Planning And Consulting Services [Member]
Related Party Transaction [Line Items]
Number of investors				2
Yearly renew fees				700
Accrued expenses related to yearly fee	3,792	3,092
Management fee expense	700	700	700
NEC [Member]
Related Party Transaction [Line Items]
Duration of agreement years	10 years
Outstanding accounts receivable	221	238
Outstanding accounts payable	2,456	2,079
Transactions with NEC	$ 2,153	$ 2,095	$ 1,938